Financial instruments - Cash flow hedges - Additional information (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Financial instruments
Maximum period of fixed exchange rate for subscription revenues	50 months
Cash flow hedge gain recognised in revenue	£ 18	£ 9
Cash flow hedge loss recognised in finance costs	1	0
Tax debit in relation to cash flow hedges recognised in profit or loss	£ 4	£ 2